State Street SPDR SP 600 Small Cap Growth ETF Investment Objectives and Goals - State Street SPDR SP 600 Small Cap Growth ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® SPDR® S&P 600™ Small Cap Growth ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR S&P 600 Small Cap Growth ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index that tracks the performance of small capitalization exchange traded U.S. equity securities exhibiting “growth” characteristics.